Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Acorn European FundSM Institutional Class | AddTech AB, B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acorn European FundSM Institutional Class | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acorn European FundSM Institutional Class | Amplifon SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn European FundSM Institutional Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Institutional Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Institutional Class | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Institutional Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn European FundSM Institutional Class | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn European FundSM Institutional Class | Carel Industries SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acorn European FundSM Institutional Class | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn European FundSM Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Columbia Acorn European FundSM Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Columbia Acorn European FundSM Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn European FundSM Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Acorn European FundSM Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Acorn European FundSM Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn European FundSM Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn European FundSM Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn European FundSM Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn European FundSM Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Acorn European FundSM Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Acorn European FundSM Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn European FundSM Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Acorn European FundSM Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn European FundSM Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Acorn European FundSM Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Acorn European FundSM Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn European FundSM Institutional Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn European FundSM Institutional Class | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn European FundSM Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn European FundSM Advisor Class | AddTech AB, B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acorn European FundSM Advisor Class | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acorn European FundSM Advisor Class | Amplifon SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn European FundSM Advisor Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Advisor Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Advisor Class | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Advisor Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn European FundSM Advisor Class | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn European FundSM Advisor Class | Carel Industries SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acorn European FundSM Advisor Class | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn European FundSM Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Columbia Acorn European FundSM Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Columbia Acorn European FundSM Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn European FundSM Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Acorn European FundSM Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Acorn European FundSM Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn European FundSM Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn European FundSM Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn European FundSM Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn European FundSM Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Acorn European FundSM Advisor Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Acorn European FundSM Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn European FundSM Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Acorn European FundSM Advisor Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn European FundSM Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Acorn European FundSM Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Acorn European FundSM Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn European FundSM Advisor Class | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn European FundSM Advisor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn European FundSM Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn European FundSM Class A | AddTech AB, B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acorn European FundSM Class A | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acorn European FundSM Class A | Amplifon SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn European FundSM Class A | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Class A | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Class A | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM Class A | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn European FundSM Class A | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn European FundSM Class A | Carel Industries SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acorn European FundSM Class A | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn European FundSM Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Columbia Acorn European FundSM Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Columbia Acorn European FundSM Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn European FundSM Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Acorn European FundSM Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Acorn European FundSM Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn European FundSM Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn European FundSM Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn European FundSM Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn European FundSM Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Columbia Acorn European FundSM Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Columbia Acorn European FundSM Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn European FundSM Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Acorn European FundSM Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn European FundSM Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Acorn European FundSM Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Acorn European FundSM Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn European FundSM Class A | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn European FundSM Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn European FundSM Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Thermostat FundSM Institutional 3 Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Columbia Thermostat FundSM Institutional 3 Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Columbia Thermostat FundSM Institutional 3 Class | Exchange Traded Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional 3 Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Thermostat FundSM Institutional 2 Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Columbia Thermostat FundSM Institutional 2 Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Columbia Thermostat FundSM Institutional 2 Class | Exchange Traded Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional 2 Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Institutional Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Institutional Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Thermostat FundSM Institutional Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional Class | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Thermostat FundSM Institutional Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Columbia Thermostat FundSM Institutional Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Columbia Thermostat FundSM Institutional Class | Exchange Traded Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Institutional Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Class C | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Class C | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Thermostat FundSM Class C | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Class C | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Class C | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Thermostat FundSM Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Columbia Thermostat FundSM Class C | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Columbia Thermostat FundSM Class C | Exchange Traded Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Class C | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Advisor Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Advisor Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Advisor Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Advisor Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM Advisor Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM Advisor Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Thermostat FundSM Advisor Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM Advisor Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Advisor Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Advisor Class | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Thermostat FundSM Advisor Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Columbia Thermostat FundSM Advisor Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Columbia Thermostat FundSM Advisor Class | Exchange Traded Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Advisor Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Class A | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Thermostat FundSM Class A | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Thermostat FundSM Class A | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Class A | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Class A | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Thermostat FundSM Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Thermostat FundSM Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Columbia Thermostat FundSM Class A | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Columbia Thermostat FundSM Class A | Exchange Traded Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM Class A | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International SelectSM Institutional 3 Class | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International SelectSM Institutional 3 Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International SelectSM Institutional 3 Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn International SelectSM Institutional 3 Class | Renesas Electronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Institutional 3 Class | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM Institutional 3 Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional 3 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional 3 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional 3 Class | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Institutional 3 Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn International SelectSM Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Acorn International SelectSM Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Acorn International SelectSM Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn International SelectSM Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Acorn International SelectSM Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn International SelectSM Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International SelectSM Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International SelectSM Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Acorn International SelectSM Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International SelectSM Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Acorn International SelectSM Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional 3 Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Acorn International SelectSM Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Columbia Acorn International SelectSM Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional 3 Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Institutional 3 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Institutional 2 Class | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International SelectSM Institutional 2 Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International SelectSM Institutional 2 Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn International SelectSM Institutional 2 Class | Renesas Electronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Institutional 2 Class | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM Institutional 2 Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional 2 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional 2 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional 2 Class | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Institutional 2 Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn International SelectSM Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Acorn International SelectSM Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Acorn International SelectSM Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn International SelectSM Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Acorn International SelectSM Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn International SelectSM Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International SelectSM Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International SelectSM Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Acorn International SelectSM Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International SelectSM Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Acorn International SelectSM Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional 2 Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Acorn International SelectSM Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Columbia Acorn International SelectSM Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional 2 Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Institutional 2 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Institutional Class | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International SelectSM Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International SelectSM Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn International SelectSM Institutional Class | Renesas Electronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Institutional Class | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM Institutional Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Institutional Class | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Institutional Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn International SelectSM Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Acorn International SelectSM Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Acorn International SelectSM Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn International SelectSM Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Acorn International SelectSM Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn International SelectSM Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International SelectSM Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International SelectSM Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Acorn International SelectSM Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International SelectSM Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Acorn International SelectSM Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Acorn International SelectSM Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Columbia Acorn International SelectSM Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Institutional Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Advisor Class | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International SelectSM Advisor Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International SelectSM Advisor Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn International SelectSM Advisor Class | Renesas Electronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Advisor Class | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM Advisor Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Advisor Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Advisor Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Advisor Class | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Advisor Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn International SelectSM Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Acorn International SelectSM Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Acorn International SelectSM Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn International SelectSM Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Acorn International SelectSM Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn International SelectSM Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International SelectSM Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International SelectSM Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Acorn International SelectSM Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International SelectSM Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Acorn International SelectSM Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Advisor Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Acorn International SelectSM Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Columbia Acorn International SelectSM Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Advisor Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Advisor Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Class A | Novo Nordisk A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International SelectSM Class A | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International SelectSM Class A | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn International SelectSM Class A | Renesas Electronics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International SelectSM Class A | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM Class A | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Class A | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Class A | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM Class A | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Class A | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn International SelectSM Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Columbia Acorn International SelectSM Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Acorn International SelectSM Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Acorn International SelectSM Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Acorn International SelectSM Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn International SelectSM Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International SelectSM Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International SelectSM Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Columbia Acorn International SelectSM Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International SelectSM Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Acorn International SelectSM Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Class A | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Acorn International SelectSM Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Columbia Acorn International SelectSM Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International SelectSM Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® Institutional 3 Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Institutional 3 Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 3 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International® Institutional 3 Class | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 3 Class | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Institutional 3 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® Institutional 3 Class | Hypoport SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 3 Class | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 3 Class | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International® Institutional 3 Class | CCL Industries, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn International® Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Acorn International® Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Acorn International® Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International® Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International® Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International® Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Acorn International® Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International® Institutional 3 Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Acorn International® Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International® Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn International® Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Institutional 3 Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Acorn International® Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Acorn International® Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International® Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Acorn International® Institutional 3 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® Institutional 3 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Institutional 2 Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Institutional 2 Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 2 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International® Institutional 2 Class | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 2 Class | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Institutional 2 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® Institutional 2 Class | Hypoport SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 2 Class | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional 2 Class | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International® Institutional 2 Class | CCL Industries, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn International® Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Acorn International® Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Acorn International® Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International® Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International® Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International® Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Acorn International® Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International® Institutional 2 Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Acorn International® Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International® Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn International® Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Institutional 2 Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Acorn International® Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Acorn International® Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International® Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Acorn International® Institutional 2 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® Institutional 2 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Institutional Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Institutional Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International® Institutional Class | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional Class | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Institutional Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® Institutional Class | Hypoport SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional Class | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Institutional Class | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International® Institutional Class | CCL Industries, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn International® Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Acorn International® Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Acorn International® Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International® Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International® Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International® Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Acorn International® Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International® Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Acorn International® Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International® Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn International® Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Institutional Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Acorn International® Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Acorn International® Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International® Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Acorn International® Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Advisor Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Advisor Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Advisor Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International® Advisor Class | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Advisor Class | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Advisor Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® Advisor Class | Hypoport SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Advisor Class | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Advisor Class | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International® Advisor Class | CCL Industries, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn International® Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Acorn International® Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Acorn International® Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International® Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International® Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International® Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Acorn International® Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International® Advisor Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Acorn International® Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International® Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn International® Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Advisor Class | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Acorn International® Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Acorn International® Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International® Advisor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Acorn International® Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® Advisor Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Class A | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Class A | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Class A | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International® Class A | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Class A | Hexagon AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® Class A | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® Class A | Hypoport SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Class A | Pro Medicus Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® Class A | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International® Class A | CCL Industries, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn International® Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Columbia Acorn International® Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Columbia Acorn International® Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International® Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International® Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn International® Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Acorn International® Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International® Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Acorn International® Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International® Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn International® Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International® Class A | Non-US [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Columbia Acorn International® Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Columbia Acorn International® Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn International® Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Acorn International® Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn® Fund Institutional 3 Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Institutional 3 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Institutional 3 Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Institutional 3 Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund Institutional 3 Class | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Institutional 3 Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Institutional 3 Class | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 3 Class | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 3 Class | Ryan Specialty Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 3 Class | WillScot Mobile Mini Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Acorn® Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn® Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn® Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Acorn® Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Acorn® Fund Institutional 3 Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Acorn® Fund Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Acorn® Fund Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn® Fund Institutional 3 Class | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn® Fund Institutional 2 Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Institutional 2 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Institutional 2 Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Institutional 2 Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund Institutional 2 Class | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Institutional 2 Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Institutional 2 Class | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 2 Class | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 2 Class | Ryan Specialty Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 2 Class | WillScot Mobile Mini Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Acorn® Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn® Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn® Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Acorn® Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Acorn® Fund Institutional 2 Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Acorn® Fund Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Acorn® Fund Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn® Fund Institutional 2 Class | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn® Fund Institutional Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Institutional Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Institutional Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Institutional Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund Institutional Class | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Institutional Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Institutional Class | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional Class | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional Class | Ryan Specialty Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional Class | WillScot Mobile Mini Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Acorn® Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn® Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn® Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Acorn® Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Acorn® Fund Institutional Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Acorn® Fund Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Acorn® Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn® Fund Institutional Class | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn® Fund Class C | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Class C | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Class C | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Class C | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund Class C | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Class C | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Class C | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class C | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class C | Ryan Specialty Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class C | WillScot Mobile Mini Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Acorn® Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn® Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn® Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Acorn® Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Acorn® Fund Class C | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Acorn® Fund Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Acorn® Fund Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn® Fund Class C | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn® Fund Advisor Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Advisor Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Advisor Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Advisor Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund Advisor Class | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Advisor Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Advisor Class | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Advisor Class | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Advisor Class | Ryan Specialty Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Advisor Class | WillScot Mobile Mini Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Acorn® Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn® Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn® Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Acorn® Fund Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Acorn® Fund Advisor Class | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Acorn® Fund Advisor Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Acorn® Fund Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn® Fund Advisor Class | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn® Fund Class A | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Class A | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Class A | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund Class A | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund Class A | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Class A | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund Class A | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class A | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class A | Ryan Specialty Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class A | WillScot Mobile Mini Holdings Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Columbia Acorn® Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn® Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Acorn® Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Acorn® Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acorn® Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Columbia Acorn® Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn® Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Acorn® Fund Class A | ExchangeTraded Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Acorn® Fund Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Columbia Acorn® Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Acorn® Fund Class A | Securities Lending Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%